UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10473

                     Advantage Advisers Multi-Sector Fund I
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  INVESTMENTS IN SECURITIES - 85.55%

                  COMMON STOCK - 83.74%

                  APPAREL MANUFACTURERS - 0.25%
     6,520              Polo Ralph Lauren Corp.                                                         $         277,752
                                                                                                        -----------------
                  APPLICATIONS SOFTWARE - 0.74%
    20,760              Microsoft Corp.                                                     (a)                   554,500
    26,100              Siebel Systems, Inc.*                                                                     274,050
                                                                                                        -----------------
                                                                                                                  828,550
                                                                                                        -----------------
                  CASINO SERVICES - 0.82%
     7,610              International Game Technology                                                             261,632
    27,585              Scientific Games Corp., Class A*                                    (a)                   657,626
                                                                                                        -----------------
                                                                                                                  919,258
                                                                                                        -----------------
                  CHEMICALS - SPECIALTY - 0.49%
    15,840              Ecolab, Inc.                                                        (a)                   556,459
                                                                                                        -----------------
                  COMMERCIAL BANKS - CENTRAL U.S. - 0.70%
    23,992              Texas Regional Bancshares, Inc., Class A                                                  784,059
                                                                                                        -----------------
                  COMMERCIAL BANKS - EASTERN U.S. - 0.53%
     5,500              M&T Bank Corp.                                                                            593,120
                                                                                                        -----------------
                  COMMERCIAL BANKS - SOUTHERN U.S. - 0.98%
    42,900              Cardinal Financial Corp.*                                                                 478,335
    21,100              Hibernia Corp., Class A                                                                   622,661
                                                                                                        -----------------
                                                                                                                1,100,996
                                                                                                        -----------------
                  COMMERCIAL BANKS - WESTERN U.S. - 0.50%
     7,900              City National Corp.                                                                       558,135
                                                                                                        -----------------
                  COMMERCIAL SERVICES - FINANCE - 0.34%
     7,610              iPayment, Inc.*                                                                           376,847
                                                                                                        -----------------
                  COMMUNICATIONS SOFTWARE - 0.42%
    17,016              InPhonic, Inc.*                                                                           467,600
                                                                                                        -----------------
                  COMPUTERS - 2.12%
    22,420              Dell, Inc.*                                                         (a)                   944,779
    12,070              International Business Machines Corp.                               (a)                 1,189,860
     3,100              Research In Motion, Ltd.*                                                                 255,502
                                                                                                        -----------------
                                                                                                                2,390,141
                                                                                                        -----------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  COMPUTERS - INTEGRATED SYSTEMS - 0.35%
     7,060              Diebold, Inc.                                                       (a)         $         393,454
                                                                                                        -----------------
                  COMPUTERS - MEMORY DEVICES - 0.28%
    21,260              EMC Corp./Massachusetts*                                            (b)                   316,136
                                                                                                        -----------------
                  DATA PROCESSING / MANAGEMENT - 0.64%
    25,400              Veritas Software Corp.*                                             (a)                   725,170
                                                                                                        -----------------
                  DENTAL SUPPLIES & EQUIPMENT - 0.02%
     2,400              Align Technology, Inc.*                                                                    25,800
                                                                                                        -----------------
                  DIALYSIS CENTERS - 0.34%
     9,780              DaVita, Inc.*                                                                             386,603
                                                                                                        -----------------
                  DRUG DELIVERY SYSTEMS - 2.06%
    87,300              Bentley Pharmaceuticals, Inc.*                                      (a)                   938,475
   115,700              Penwest Pharmaceuticals Co.*                                                            1,383,772
                                                                                                        -----------------
                                                                                                                2,322,247
                                                                                                        -----------------
                  E-COMMERCE / SERVICES - 0.42%
    10,210              Ctrip.com International, Ltd. - Sponsored ADR*                                            469,864
                                                                                                        -----------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.39%
   172,000              ARM Holdings, PLC - Sponsored ADR                                   (a)                 1,061,240
    54,076              ATI Technologies, Inc.*                                             (a)                 1,048,534
    23,140              Broadcom Corp., Class A*                                            (a)                   746,959
    14,880              Intel Corp.                                                                               348,043
    52,402              Monolithic Power Systems, Inc.*                                                           487,339
    53,800              Nvidia Corp.*                                                       (a)                 1,267,528
    55,050              PMC-Sierra, Inc.*                                                   (a)                   619,313
    19,070              Texas Instruments, Inc.                                                                   469,503
    38,520              Xilinx, Inc.                                                        (a)                 1,142,118
                                                                                                        -----------------
                                                                                                                7,190,577
                                                                                                        -----------------
                  ELECTRONIC FORMS - 0.75%
    13,420              Adobe Systems, Inc.                                                 (a)                   841,971
                                                                                                        -----------------
                  ENTERPRISE SOFTWARE / SERVICES - 1.85%
    33,010              BEA Systems, Inc.*                                                                        292,469
    23,926              Novell, Inc.*                                                                             161,500
   118,990              Oracle Corp.*                                                       (a)                 1,632,543
                                                                                                        -----------------
                                                                                                                2,086,512
                                                                                                        -----------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  FIDUCIARY BANKS - 2.61%
    22,200              Investors Financial Services Corp.                                  (a)         $       1,109,556
    37,100              State Street Corp.                                                  (a)                 1,822,352
                                                                                                        -----------------
                                                                                                                2,931,908
                                                                                                        -----------------
                  FINANCE - AUTO LOANS - 1.63%
    40,000              Westcorp                                                            (a)                 1,837,200
                                                                                                        -----------------
                  FINANCE - CREDIT CARD - 2.18%
    29,200              Capital One Financial Corp.                                         (b)                 2,458,932
                                                                                                        -----------------
                  FINANCE - INVESTMENT BANKER / BROKER - 4.58%
    28,400              Citigroup, Inc.                                                     (b)                 1,368,312
    11,300              Friedman, Billings, Ramsey Group, Inc., Class A                                           219,107
     2,500              Goldman Sachs Group, Inc.                                                                 260,100
    20,700              Legg Mason, Inc.                                                    (a)(b)              1,516,482
    10,000              Lehman Brothers Holdings, Inc.                                                            874,800
    15,400              Merrill Lynch & Co., Inc.                                           (b)                   920,458
                                                                                                        -----------------
                                                                                                                5,159,259
                                                                                                        -----------------
                  FINANCE - MORTGAGE LOAN / BANKER - 0.60%
    18,200              Countrywide Financial Corp.                                         (b)                   673,582
                                                                                                        -----------------
                  FINANCE-OTHER SERVICE - 0.24%
    16,004              MarketAxess Holdings, Inc.*                                                               272,228
                                                                                                        -----------------
                  FINANCIAL GUARANTEE INSURANCE - 0.50%
     6,800              Ambac Financial Group, Inc.                                                               558,484
                                                                                                        -----------------
                  GAMBLING (NON-HOTEL) - 0.04%
     8,840              Youbet.com, Inc.*                                                                          44,730
                                                                                                        -----------------
                  HUMAN RESOURCES - 0.26%
     5,440              Resources Connection, Inc.*                                                               295,446
                                                                                                        -----------------
                  INSURANCE BROKERS - 0.62%
    16,900              Willis Group Holdings, Ltd.                                                               695,773
                                                                                                        -----------------
                  INTERNET INFRASTRUCTURE SOFTWARE - 0.33%
    24,110              Openwave Systems, Inc.*                                                                   372,741
                                                                                                        -----------------
                  INTERNET SECURITY - 0.81%
    27,150              VeriSign, Inc.*                                                     (a)                   910,068
                                                                                                        -----------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  INVESTMENT MANAGEMENT / ADVISORY SERVICES - 0.61%
    13,100              Eaton Vance Corp.                                                               $         683,165
                                                                                                        -----------------
                  LIFE / HEALTH INSURANCE - 0.44%
    25,000              Conseco, Inc.*                                                                            498,750
                                                                                                        -----------------
                  LINEN SUPPLY & RELATED ITEMS - 0.38%
     9,780              Cintas Corp.                                                                              428,951
                                                                                                        -----------------
                  MEDICAL - BIOMEDICAL / GENETICS - 8.41%
    71,100              Alexion Pharmaceuticals, Inc.*                                                          1,791,720
    32,400              Amgen, Inc.*                                                        (a)                 2,078,460
   299,600              Axonyx, Inc.*                                                                           1,857,520
     5,700              Cell Genesys, Inc.*                                                                        46,170
   136,300              Genaera Corp.*                                                                            466,146
    12,460              Genzyme Corp.*                                                      (a)                   723,552
   145,700              Neurobiological Technologies, Inc.*                                                       643,994
     3,200              Novavax, Inc.*                                                                             10,400
    16,800              Savient Pharmaceuticals, Inc.*                                                             45,528
    70,800              Transkaryotic Therapies, Inc.*                                                          1,797,612
                                                                                                        -----------------
                                                                                                                9,461,102
                                                                                                        -----------------
                  MEDICAL - DRUGS - 6.04%
    32,700              Angiotech Pharmaceuticals, Inc.*                                                          603,315
   121,900              King Pharmaceuticals, Inc.*                                         (a)                 1,511,560
    41,440              Pfizer, Inc.                                                                            1,114,322
   105,800              Serono SA - Sponsored ADR                                           (a)                 1,726,656
    69,900              Valeant Pharmaceuticals International                               (a)                 1,841,865
                                                                                                        -----------------
                                                                                                                6,797,718
                                                                                                        -----------------
                  MEDICAL LABS & TESTING SERVICE - 0.30%
     3,480              Quest Diagnostics, Inc.                                                                   332,514
                                                                                                        -----------------
                  MEDICAL LASER SYSTEMS - 0.23%
    10,100              Visx, Inc.*                                                                               261,287
                                                                                                        -----------------
                  MOTION PICTURES & SERVICES - 0.88%
    26,345              DreamWorks Animation SKG, Inc., Class A*                            (a)                   988,201
                                                                                                        -----------------
                  NETWORKING PRODUCTS - 0.34%
    14,220              Juniper Networks, Inc.*                                             (a)                   386,642
                                                                                                        -----------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  PROPERTY / CASUALTY INSURANCE - 0.66%
     6,680              Fidelity National Financial, Inc.                                               $         305,076
     5,200              Progressive Corp.                                                                         441,168
                                                                                                        -----------------
                                                                                                                  746,244
                                                                                                        -----------------
                  RACETRACKS - 0.72%
    15,350              International Speedway Corp., Class A                                                     810,480
                                                                                                        -----------------
                  REAL ESTATE MANAGEMENT / SERVICES - 0.28%
    20,840              Housevalues, Inc.*                                                                        313,017
                                                                                                        -----------------
                  REINSURANCE - 1.43%
    18,000              Everest Re Group, Ltd.                                                                  1,612,080
                                                                                                        -----------------
                  RESORTS/THEME PARKS - 0.29%
    14,665              Great Wolf Resorts, Inc.*                                                                 327,616
                                                                                                        -----------------
                  RETAIL - MAIL ORDER - 0.24%
     7,710              Williams-Sonoma, Inc.*                                                                    270,158
                                                                                                        -----------------
                  RETAIL - MAJOR DEPARTMENT STORE - 0.72%
    15,940              Sears, Roebuck and Co.                                              (a)                   813,418
                                                                                                        -----------------
                  S & L / THRIFTS - EASTERN U.S. - 0.82%
    14,000              Hudson City Bancorp, Inc.                                                                 515,480
    10,500              People's Bank/Bridgeport, CT                                                              408,345
                                                                                                        -----------------
                                                                                                                  923,825
                                                                                                        -----------------
                  S & L / THRIFTS - WESTERN U.S. - 0.24%
     4,400              Golden West Financial Corp.                                                               270,248
                                                                                                        -----------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.91%
    30,320              Analog Devices, Inc.                                                (a)                 1,119,414
    19,330              Linear Technology Corp.                                             (a)                   749,231
    19,932              Marvell Technology Group, Ltd.*                                     (a)                   706,988
     1,870              Maxim Integrated Products, Inc.                                                            79,269
     1,230              Standard Microsystems Corp.*                                                               21,931
    71,103              Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR        (a)                   603,665
                                                                                                        -----------------
                                                                                                                3,280,498
                                                                                                        -----------------
                  SEMICONDUCTOR EQUIPMENT - 2.99%
    36,670              Applied Materials, Inc.*                                                                  627,057
     1,951              Brooks Automation, Inc.*                                                                   33,596

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  SEMICONDUCTOR EQUIPMENT (continued)
    34,776              FormFactor, Inc.*                                                   (a)         $         943,821
    14,250              KLA-Tencor Corp.*                                                   (a)                   663,765
    29,589              Tessera Technologies, Inc.*                                         (a)                 1,101,007
                                                                                                        -----------------
                                                                                                                3,369,246
                                                                                                        -----------------
                  SUPER - REGIONAL BANKS - U.S. - 3.14%
    14,800              Bank of America Corp.                                               (b)                   695,452
    17,900              U.S. Bancorp                                                                              560,628
    24,586              Wachovia Corp.                                                                          1,293,224
    15,900              Wells Fargo & Co.                                                   (a)                   988,185
                                                                                                        -----------------
                                                                                                                3,537,489
                                                                                                        -----------------
                  TELECOMMUNICATION EQUIPMENT - 2.03%
    10,870              Alcatel SA - Sponsored ADR                                          (b)                   169,898
    23,810              Andrew Corp.*                                                                             324,530
    32,330              Comverse Technology, Inc.*                                          (a)                   790,468
    96,550              Lucent Technologies, Inc.*                                                                363,028
    38,950              Sonus Networks, Inc.*                                                                     223,184
    20,220              Tekelec*                                                            (a)                   413,297
                                                                                                        -----------------
                                                                                                                2,284,405
                                                                                                        -----------------
                  TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 0.40%
    38,270              Corning, Inc.*                                                      (a)                   450,438
                                                                                                        -----------------
                  TELEPHONE - INTEGRATED - 0.50%
    20,908              China Netcom Group Corp. (Hong Kong), Ltd. - Sponsored ADR*                               559,498
                                                                                                        -----------------
                  THERAPEUTICS - 10.86%
   227,200              BioMarin Pharmaceutical, Inc.*                                                          1,451,808
    60,200              DOV Pharmaceutical, Inc.*                                                               1,086,610
    43,500              Eyetech Pharmaceuticals, Inc.*                                      (b)                 1,979,250
    53,000              Gilead Sciences, Inc.*                                              (a)                 1,854,470
   297,600              Guilford Pharmaceuticals, Inc.*                                                         1,473,120
   192,800              Ista Pharmaceuticals, Inc.*                                         (a)                 1,951,136
   137,600              Progenics Pharmaceuticals, Inc.*                                                        2,361,216
     1,400              United Therapeutics Corp.*                                                                 63,210
                                                                                                        -----------------
                                                                                                               12,220,820
                                                                                                        -----------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  WEB PORTALS / ISP - 1.19%
     5,781              Google, Inc., Class A*                                              (a)         $       1,116,311
     6,905              Sina Corp.*                                                                               221,374
                                                                                                        -----------------
                                                                                                                1,337,685
                                                                                                        -----------------
                  WIRELESS EQUIPMENT - 1.30%
    30,280              Qualcomm, Inc.                                                      (a)                 1,283,872
    25,510              RF Micro Devices, Inc.*                                                                   174,488
                                                                                                        -----------------
                                                                                                                1,458,360
                                                                                                        -----------------
                  Total Common Stock (Cost $86,145,708)                                                 $      94,245,457
                                                                                                        -----------------

                  PRIVATE PLACEMENT - 0.81%

                  COMMERCIAL BANKS - WESTERN U.S. - 0.81%
    91,300              Centennial C Corp.; Acquisition date 07/14/04  *                    (c)                   913,000
                                                                                                        -----------------
                  Total Private Placement (Cost $913,000)                                               $         913,000
                                                                                                        -----------------

 CONTRACTS
----------
                  PURCHASED OPTIONS - 1.00%

                  CALL OPTIONS - 1.00%

                  COMPUTERS - MEMORY DEVICES - 0.11%
       808              EMC Corp. / Massachusetts, 01/22/05, $14.00                                                80,800
       430              SanDisk Corp., 01/22/05, $25.00                                                            45,150
                                                                                                        -----------------
                                                                                                                  125,950
                                                                                                        -----------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.00%
       205              Flextronics International, Ltd., 01/22/05, $15.00                                           2,050
                                                                                                        -----------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.01%
       300              QLogic Corp., 01/22/05, $40.00                                                              7,500
                                                                                                        -----------------
                  FIDUCIARY BANKS - 0.35%
       290              Bank of New York Co., Inc., 01/21/06, $20.00                                              388,600
                                                                                                        -----------------
                  FINANCE - INVESTMENT BANKER / BROKER - 0.15%
        92              Citigroup, Inc., 01/20/07, $30.00                                                         166,520
                                                                                                        -----------------
                  FINANCE - MORTGAGE LOAN / BANKER - 0.03%
         4              Countrywide Financial Corp., 01/22/05, $41.25                                              35,910
                                                                                                        -----------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited) - (concluded)

                                                                                                        DECEMBER 31, 2004
 CONTRACTS                                                                                                 MARKET VALUE
----------                                                                                              -----------------
                  PURCHASED OPTIONS (continued)

                  CALL OPTIONS (continued)

                  MEDICAL - GENERIC DRUGS - 0.06%
       560              Mylan Laboratories, Inc., 04/16/05, $17.50                                      $          72,800
                                                                                                        -----------------
                  SUPER - REGIONAL BANKS - U.S. - 0.25%
       130              Bank of America Corp., 01/22/05, $25.00                                                   284,700
                                                                                                        -----------------
                  TELECOMMUNICATION EQUIPMENT - 0.04%
       319              Alcatel SA - Sponsored ADR, 03/19/05, $15.00                                               46,255
                                                                                                        -----------------
                  Total Call Options (Cost $918,706)                                                            1,130,285
                                                                                                        -----------------
                  Total Purchased Options (Cost $918,706)                                               $       1,130,285
                                                                                                        -----------------

                  Total Investments in Securities (Cost $87,977,414) - 85.55% +                         $      96,288,742
                                                                                                        -----------------

                  Other Assets, Less Liabilities - 14.45% **                                                   16,264,108
                                                                                                        -----------------

                  Net Assets - 100.00%                                                                  $     112,552,850
                                                                                                        =================

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
(b)     Security held in connection with an open put or call option contract.
(c) Security is being fair valued by a valuation committee under the direction of the Board. Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Investment Adviser with respect to the valuation;
        (v) whether the same or similar securities or other investments are held by other accounts or other funds managerd by the Investment Adviser and the valuation method used by the Investment Adviser with respect thereto; (vi) the extent to which the faire value to be determined will result from the use of data or formulae produced by third parties independent of the Investment Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.
*       Non-income producing security.
** Includes $21,563,869 invested in a PNC Bank Money Market Account, which is 19.16% of net assets.
ADR     American Depository Receipt
+ As of September 30, 2004, the aggregate cost for federal income tax purposes was $100, 434,581. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all portfolio investments was as follows:

                Excess of value over cost   $  8,512,699
                Excess of cost over value     (7,903,361)
                                            ------------
                                            $    609,308
                                            ============

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  SECURITIES SOLD, NOT YET PURCHASED - (24.78%)

                  COMMON STOCK - (24.78%)

                  APPLICATIONS SOFTWARE - (0.28%)
     7,270              Intuit, Inc.                                                                    $        (319,953)
                                                                                                        -----------------
                  BEVERAGES NON - ALCOHOLIC - (0.30%)
    12,610              Pepsi Bottling Group, Inc.                                                               (340,974)
                                                                                                        -----------------
                  CABLE TV - (0.38%)
    25,660              DIRECTV Group, Inc.                                                                      (429,548)
                                                                                                        -----------------
                  CAPACITORS - (0.10%)
    12,320              Kemet Corp.                                                                              (110,264)
                                                                                                        -----------------
                  CHEMICALS - DIVERSIFIED - (0.10%)
     2,310              FMC Corp.                                                                                (111,573)
                                                                                                        -----------------
                  CHEMICALS - SPECIALTY - (0.12%)
     3,260              Cabot Microelectronics Corp.                                                             (130,563)
                                                                                                        -----------------
                  COMMERCIAL BANKS - EASTERN U.S. - (0.19%)
     7,600              Valley National Bancorp                                                                  (210,140)
                                                                                                        -----------------
                  COMMERCIAL BANKS - SOUTHERN U.S. - (0.45%)
    12,100              BB&T Corp.                                                                               (508,805)
                                                                                                        -----------------
                  COMMON TRUST FUND - (1.59%)
    12,600              Regional Bank HOLDRs Trust                                                             (1,788,570)
                                                                                                        -----------------
                  COMPUTERS - INTEGRATED SYSTEMS - (0.12%)
     4,885              National Instruments Corp.                                                               (133,116)
                                                                                                        -----------------
                  COMPUTERS - MEMORY DEVICES - (0.26%)
     9,280              Imation Corp.                                                                            (295,382)
                                                                                                        -----------------
                  DATA PROCESSING / MANAGEMENT - (0.22%)
     5,740              First Data Corp.                                                                         (244,180)
                                                                                                        -----------------
                  DIAGNOSTIC EQUIPMENT - (0.03%)
     1,687              Immucor, Inc.                                                                             (39,661)
                                                                                                        -----------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.15%)
    13,250              AVX Corp.                                                                                (166,950)
                                                                                                        -----------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.43%)
     5,310              Fairchild Semiconductor International, Inc.                                               (86,341)
     4,100              Infineon Technologies AG - Sponsored ADR                                                  (44,690)

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS (continued)
    41,990              Micron Technology, Inc.                                                         $        (518,577)
     1,640              Silicon Laboratories, Inc.                                                                (57,908)
    23,670              STMicroelectronics N.V. - NY Shares                                                      (457,304)
                                                                                                        -----------------
                                                                                                               (1,605,776)
                                                                                                        -----------------
                  ELECTRONIC MEASURING INSTRUMENTS - (0.24%)
     9,020              Tektronix, Inc.                                                                          (272,494)
                                                                                                        -----------------
                  ELECTRONIC PARTS DISTRIBUTION - (0.50%)
    12,620              Arrow Electronics, Inc.                                                                  (306,666)
    14,090              Avnet, Inc.                                                                              (257,002)
                                                                                                        -----------------
                                                                                                                 (563,668)
                                                                                                        -----------------
                  ELECTRONIC PRODUCTS - MISCELLANEOUS - (0.28%)
    10,340              Molex, Inc.                                                                              (310,200)
                                                                                                        -----------------
                  ENTERPRISE SOFTWARE / SERVICES - (0.33%)
    11,800              Computer Associates International, Inc.                                                  (366,508)
                                                                                                        -----------------
                  FOOD - WHOLESALE / DISTRIBUTION - (0.33%)
     9,700              Sysco Corp.                                                                              (370,249)
                                                                                                        -----------------
                  HEALTH CARE COST CONTAINMENT - (0.30%)
    10,620              McKesson Corp.                                                                           (334,105)
                                                                                                        -----------------
                  INSTRUMENTS - SCIENTIFIC - (0.51%)
    12,300              Waters Corp.                                                                             (575,517)
                                                                                                        -----------------
                  INTERNET SECURITY - (0.08%)
     4,310              RSA Security, Inc.                                                                        (86,459)
                                                                                                        -----------------
                  INVESTMENT MANAGEMENT / ADVISORY SERVICES - (0.18%)
     6,500              Federated Investors, Inc., Class B                                                       (197,600)
                                                                                                        -----------------
                  MEDICAL - BIOMEDICAL / GENETICS - (2.35%)
    23,070              Affymetrix, Inc.                                                                         (843,209)
    15,700              Celgene Corp.                                                                            (416,521)
     3,000              Corgentech, Inc.                                                                          (24,840)
     3,100              Exact Sciences Corp.                                                                      (11,842)
     8,600              Genencor International, Inc.                                                             (141,040)
    12,200              Genentech, Inc.                                                                          (664,168)
         1              Genzyme Corp.                                                                                 (58)
     2,900              Invitrogen Corp.                                                                         (194,677)

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  MEDICAL - BIOMEDICAL / GENETICS (continued)
     3,000              Medimmune, Inc.                                                                 $         (81,330)
    16,540              Microchip Technology, Inc.                                                               (440,956)
     6,900              Millennium Pharmaceuticals, Inc.                                                          (83,628)
     1,300              Myriad Genetics, Inc.                                                                     (29,263)
     8,300              Telik, Inc.                                                                              (158,862)
                                                                                                        -----------------
                                                                                                               (2,649,438)
                                                                                                        -----------------
                  MEDICAL - DRUGS - (1.69%)
    10,300              Abbott Laboratories                                                                      (480,495)
    28,000              Accelrys, Inc.                                                                           (218,400)
    12,800              Bradley Pharmaceuticals, Inc.                                                            (248,320)
     6,600              Elan Corp., PLC - Sponsored ADR                                                          (179,850)
     6,900              Eli Lilly & Co.                                                                          (391,575)
     6,100              Forest Laboratories, Inc.                                                                (273,646)
     2,400              Merck & Co., Inc.                                                                         (77,136)
     1,200              ZymoGenetics, Inc.                                                                        (27,600)
                                                                                                        -----------------
                                                                                                               (1,897,022)
                                                                                                        -----------------
                  MEDICAL - GENERIC DRUGS - (0.88%)
    56,000              Mylan Laboratories, Inc.                                                                 (990,080)
                                                                                                        -----------------
                  MEDICAL - HOSPITALS - (0.30%)
     8,500              HCA, Inc.                                                                                (339,660)
                                                                                                        -----------------
                  MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.35%)
     6,660              AmerisourceBergen Corp.                                                                  (390,809)
                                                                                                        -----------------
                  MEDICAL IMAGING SYSTEMS - (0.11%)
     3,400              Given Imaging, Ltd.                                                                      (122,094)
                                                                                                        -----------------
                  MEDICAL INSTRUMENTS - (0.97%)
     7,900              Edwards Lifesciences Corp.                                                               (325,954)
    12,900              Medtronic, Inc.                                                                          (640,743)
     2,050              Ventana Medical Systems, Inc.                                                            (131,180)
                                                                                                        -----------------
                                                                                                               (1,097,877)
                                                                                                        -----------------
                  MEDICAL PRODUCTS - (2.18%)
    19,800              Baxter International, Inc.                                                               (683,892)
     2,400              Biomet, Inc.                                                                             (104,136)
       700              Cyberonics, Inc.                                                                          (14,504)
    10,800              Stryker Corp.                                                                            (521,100)

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  MEDICAL PRODUCTS (continued)
     4,400              Varian Medical Systems, Inc.                                                    $        (190,256)
    11,800              Zimmer Holdings, Inc.                                                                    (945,416)
                                                                                                        -----------------
                                                                                                               (2,459,304)
                                                                                                        -----------------
                  OFFICE FURNISHINGS - ORIGINAL - 0.00%
       210              Herman Miller, Inc.                                                                        (5,802)
                                                                                                        -----------------
                  OFFICE SUPPLIES & FORMS - (0.27%)
     5,110              Avery Dennison Corp.                                                                     (306,447)
                                                                                                        -----------------
                  OPTICAL SUPPLIES - (0.61%)
     8,500              Alcon, Inc.                                                                              (685,100)
                                                                                                        -----------------
                  PROPERTY / CASUALTY INSURANCE - (0.40%)
     8,600              SAFECO Corp.                                                                             (449,264)
                                                                                                        -----------------
                  PUBLISHING - NEWSPAPERS - (0.51%)
     6,260              Dow Jones & Co., Inc.                                                                    (269,556)
     7,360              New York Times Co., Class A                                                              (300,288)
                                                                                                        -----------------
                                                                                                                 (569,844)
                                                                                                        -----------------
                  REGISTERED INVESTMENT COMPANY - (1.57%)
    57,800              Financial Select Sector SPDR Fund                                                      (1,764,634)
                                                                                                        -----------------
                  RETAIL - DISCOUNT - (0.01%)
       640              TJX Companies, Inc.                                                                       (16,083)
                                                                                                        -----------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.84%)
     6,660              Integrated Circuit Systems, Inc.                                                         (139,327)
    21,180              Micrel, Inc.                                                                             (233,403)
    15,120              Power Integrations, Inc.                                                                 (299,074)
    25,140              Semiconductor Manufacturing International Corp. - Sponsored ADR                          (270,758)
                                                                                                        -----------------
                                                                                                                 (942,562)
                                                                                                        -----------------
                  SEMICONDUCTOR EQUIPMENT - (0.53%)
    14,710              ATMI, Inc.                                                                               (331,416)
     9,630              Novellus Systems, Inc.                                                                   (268,581)
                                                                                                        -----------------
                                                                                                                 (599,997)
                                                                                                        -----------------
                  SUPER - REGIONAL BANKS - U.S. - (0.43%)
    14,400              KeyCorp                                                                                  (488,160)
                                                                                                        -----------------

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

                                                                                                        DECEMBER 31, 2004
    SHARES                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  COMMON STOCK (continued)

                  TELEPHONE - INTEGRATED - (0.84%)
    11,770              BellSouth Corp.                                                                 $        (327,088)
    14,300              SBC Communications, Inc.                                                                 (368,511)
     3,280              Telephone & Data Systems, Inc.                                                           (252,396)
                                                                                                        -----------------
                                                                                                                 (947,995)
                                                                                                        -----------------
                  THERAPEUTICS - (1.47%)
    21,900              Amylin Pharmaceuticals, Inc.                                                             (511,584)
     2,400              AtheroGenics, Inc.                                                                        (56,544)
    20,600              Bioenvision, Inc.                                                                        (184,576)
     9,700              Dendreon Corp.                                                                           (104,566)
     8,300              Genta, Inc.                                                                               (14,608)
       600              ImClone Systems, Inc.                                                                     (27,648)
     5,100              Neurocrine Biosciences, Inc.                                                             (251,430)
    10,000              Onyx Pharmaceuticals, Inc.                                                               (323,900)
    14,000              Pharmacopeia Drug Discovery, Inc.                                                         (83,860)
     5,500              Pharmacyclics, Inc.                                                                       (57,585)
     3,000              Trimeris, Inc.                                                                            (42,510)
                                                                                                        -----------------
                                                                                                               (1,658,811)
                                                                                                        -----------------
                  Total Securities Sold, Not Yet Purchased (Proceeds $27,021,572) +                     $     (27,893,238)
                                                                                                        =================

+ As of September 30, 2004, the aggregate cost for federal income tax purposes was $(33,571,270).
        The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all securities sold, not yet purchased was as follows:

                Excess of value over cost   $  1,831,190
                Excess of cost over value     (2,918,469)
                                            ------------
                                            $ (1,087,279)
                                            ============

ADVANTAGE ADVISERS MULTI-SECTOR FUND I

SCHEDULE OF WRITTEN OPTIONS (Unaudited)

                                                                                                        DECEMBER 31, 2004
 CONTRACTS                                                                                                MARKET VALUE
----------                                                                                              -----------------
                  WRITTEN OPTIONS - (0.03%)

                  CALL OPTIONS - (0.02%)

                  FINANCE - CREDIT CARD - (0.02%)
        20              Capital One Financial Corp., 01/22/05, $75.00                                   $         (19,200)
                                                                                                        -----------------
                  THERAPEUTICS - 0.00%
        50              Eyetech Pharmaceuticals, Inc., 01/22/05, $50.00                                            (2,750)
                                                                                                        -----------------
                    Total Call Options (Premiums $12,790)                                                         (21,950)
                                                                                                        -----------------
                  PUT OPTIONS - (0.01%)

                  FINANCE - INVESTMENT BANKER / BROKER - 0.00%
        33              Legg Mason, Inc., 01/22/05, $70.00                                                         (1,650)
        80              Merrill Lynch & Co., Inc., 01/22/05, $55.00                                                (2,000)
                                                                                                        -----------------
                                                                                                                   (3,650)
                                                                                                        -----------------
                  S & L / THRIFTS - EASTERN U.S. - 0.00%
       111              Independence Community Bank Corp., 01/22/05, $40.00                                        (3,885)
                                                                                                        -----------------
                    Total Put Options (Premiums $20,104)                                                           (7,535)
                                                                                                        -----------------
                  Total Written Options (Premiums $32,894) +                                            $         (29,485)
                                                                                                        =================

+ As of September 30, 2004, the aggregate cost for federal income tax purposes was $191,829.
        The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all written options was as follows:

                Excess of value over cost   $      7,665
                Excess of cost over value       (255,811)
                                            ------------
                                            $   (248,146)
                                            ============

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advantage Advisers Multi-Sector Fund I


By (Signature and Title)*  /s/ Bryan McKigney
                           ---------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date: February 28, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                           ---------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date: February 28, 2005
      -----------------

By (Signature and Title)*  /s/ Lenard Brafman
                           ---------------------------------------
                           Lenard Brafman, Chief Financial Officer
                           (principal financial officer)

Date: February 28, 2005
      -----------------

* Print the name and title of each signing officer under his or her signature.